SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income:
Interest income	$ 434	$ 412	$ 349
Exchange differences, net	122		57
Financial income	556	412	406
Financial expense:
Interest in respect of IIA grants	925	892	827
Revaluation of liabilities in respect of IFRS16	140
Revaluation of contingent consideration for the purchase of shares	1,690	758	351
Exchange differences, net		219
Finance expenses in respect of deferred Revenue	161	164
Other	67	84	74
Financial expense	$ 2,983	$ 2,117	$ 1,252